Quarterly Holdings Report
for
Fidelity® International Growth Fund
January 31, 2024
IGF-NPRT1-0324
1.863101.116
Common Stocks - 98.1%
	Shares	Value ($)
Belgium - 0.3%
Azelis Group NV	803,305	16,598,678
Canada - 3.1%
CAE, Inc. (a)	1,385,611	27,744,169
Canadian Pacific Kansas City Ltd.	1,235,500	99,422,623
Franco-Nevada Corp.	256,780	27,781,783
TOTAL CANADA		154,948,575
Denmark - 5.8%
Novo Nordisk A/S Series B	2,221,200	253,893,074
Vestas Wind Systems A/S (a)	1,062,700	29,962,845
TOTAL DENMARK		283,855,919
Finland - 0.5%
Kone OYJ (B Shares)	514,200	25,528,671
France - 13.2%
Airbus Group NV	661,700	105,399,475
Edenred SA	1,152,722	69,039,280
Lectra	336,961	11,926,035
Legrand SA	665,000	64,448,921
LVMH Moet Hennessy Louis Vuitton SE	261,045	217,204,832
Safran SA	973,400	181,742,359
TOTAL FRANCE		649,760,902
Germany - 4.3%
Deutsche Borse AG	275,400	54,843,060
SAP SE	916,000	158,693,832
TOTAL GERMANY		213,536,892
Hong Kong - 0.4%
AIA Group Ltd.	2,792,200	21,897,605
India - 2.0%
HDFC Bank Ltd.	2,848,091	50,064,538
Jio Financial Services Ltd.	410,000	1,223,613
Kotak Mahindra Bank Ltd.	995,400	21,868,284
Reliance Industries Ltd.	410,000	14,080,097
Reliance Industries Ltd. GDR (b)	152,500	10,583,500
TOTAL INDIA		97,820,032
Israel - 0.5%
NICE Ltd. sponsored ADR (a)	125,000	26,012,500
Italy - 1.3%
Interpump Group SpA	625,126	31,103,412
Prada SpA	5,289,400	32,801,087
TOTAL ITALY		63,904,499
Japan - 10.8%
Azbil Corp.	1,474,170	47,637,369
Hoya Corp.	651,400	82,746,811
Keyence Corp.	351,948	157,460,788
Lasertec Corp.	248,700	64,768,751
Misumi Group, Inc.	1,780,785	30,531,374
OSG Corp.	688,500	9,369,327
Recruit Holdings Co. Ltd.	2,226,700	87,951,798
SHO-BOND Holdings Co. Ltd.	695,400	30,973,500
USS Co. Ltd.	964,400	18,238,170
TOTAL JAPAN		529,677,888
Netherlands - 8.1%
Aalberts Industries NV	226,400	9,047,914
ASML Holding NV (Netherlands)	373,600	324,130,934
BE Semiconductor Industries NV	199,699	30,170,896
IMCD NV	228,900	35,126,857
TOTAL NETHERLANDS		398,476,601
Spain - 1.8%
Amadeus IT Holding SA Class A	1,285,300	90,369,882
Sweden - 6.6%
ASSA ABLOY AB (B Shares)	2,334,410	64,022,890
Atlas Copco AB (A Shares)	9,923,800	158,378,123
Autoliv, Inc.	355,469	38,077,839
Epiroc AB (A Shares)	3,171,517	56,036,744
Lagercrantz Group AB (B Shares)	648,100	8,507,105
TOTAL SWEDEN		325,022,701
Switzerland - 1.8%
Schindler Holding AG:
(participation certificate)	101,938	25,515,508
(Reg.)	18,350	4,388,945
UBS Group AG	1,910,172	57,529,834
TOTAL SWITZERLAND		87,434,287
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,288,000	105,879,816
United Kingdom - 7.4%
BAE Systems PLC	5,122,200	76,403,355
Compass Group PLC	3,858,600	106,280,400
InterContinental Hotel Group PLC ADR (c)	877,670	83,606,844
Rightmove PLC	2,338,294	16,548,513
Sage Group PLC	2,060,000	30,753,316
Spectris PLC	1,096,957	51,450,325
TOTAL UNITED KINGDOM		365,042,753
United States of America - 28.0%
CRH PLC	1,898,466	136,233,920
Experian PLC	2,366,100	98,482,751
Linde PLC	443,679	179,614,570
Marsh & McLennan Companies, Inc.	583,751	113,154,294
MasterCard, Inc. Class A	208,300	93,574,609
Microsoft Corp.	101,000	40,155,580
Moody's Corp.	220,500	86,444,820
MSCI, Inc.	89,500	53,576,490
Nestle SA (Reg. S)	1,750,099	199,424,844
NOV, Inc.	1,234,700	24,088,997
Otis Worldwide Corp.	324,600	28,707,624
PriceSmart, Inc.	124,098	9,433,930
ResMed, Inc.	174,600	33,208,920
S&P Global, Inc.	189,700	85,051,995
Sherwin-Williams Co.	275,600	83,887,128
Synopsys, Inc. (a)	36,000	19,200,600
Visa, Inc. Class A	348,560	95,247,506
TOTAL UNITED STATES OF AMERICA		1,379,488,578
TOTAL COMMON STOCKS (Cost $2,996,932,815)		4,835,256,779

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
China - 0.3%
ByteDance Ltd. Series E1 (a)(d)(e) (Cost $6,992,915)	63,819	14,112,295

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	63,416,516	63,429,200
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	89,569	89,578
TOTAL MONEY MARKET FUNDS (Cost $63,518,778)		63,518,778

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $3,067,444,508)	4,912,887,852
NET OTHER ASSETS (LIABILITIES) - 0.3%	12,465,048
NET ASSETS - 100.0%	4,925,352,900

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,583,500 or 0.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,112,295 or 0.3% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	6,992,915

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	71,840,035	215,456,449	223,867,284	616,134	-	-	63,429,200	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	12,775,303	83,785,301	96,471,026	108,593	-	-	89,578	0.0%
Total	84,615,338	299,241,750	320,338,310	724,727	-	-	63,518,778

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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